Gain (loss) on non - financial assets, net - Schedule of impairment losses on non-financial assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gain (loss) on non - financial assets, net
Gain on investment property - Right-of-use	$ 742	$ 0	$ 0
Gain on investment property - Fair value	0	296	500
Gain on non-financial assets	$ 742	$ 296	$ 500